NOTE 28 COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
NOTE 28 COMMITMENTS AND CONTINGENCIES
Disclosure of detailed information about commitments
	Total	Within 1 year	2 - 5 years	Greater than 5 years
	$	$	$	$
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	3,442,725	3,442,725	-	-
Loans payable	2,132,227	992,070	143,624	996,533
Notes payable	708,361	708,361	-	-
Convertible notes payable	200,530	200,530	-	-
Lease payments	496,386	241,138	255,248	-
Total financial liabilities	6,980,229	5,584,824	398,872	996,533